Average Annual Total Returns{- Fidelity Series International Index Fund} - 10.31 Fidelity Series International Index Fund PRO-04 - Fidelity Series International Index Fund	Fidelity Series International Index Fund Return Before Taxes Past 1 year	Fidelity Series International Index Fund Return Before Taxes Since Inception		Fidelity Series International Index Fund After Taxes on Distributions Past 1 year	Fidelity Series International Index Fund After Taxes on Distributions Since Inception		Fidelity Series International Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series International Index Fund After Taxes on Distributions and Sales Since Inception		MS001 Past 1 year	MS001 Since Inception
Total	21.65%	6.68%	[1]	21.02%	6.16%	[1]	13.14%	5.04%	[1]	22.29%	7.13%	[1]

[1]	(a)From August 17, 2018